Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020
VictoryShares USAA Core Short-Term Bond ETF | VictoryShares USAA Core Short-Term Bond ETF
Prospectus:
Trading Symbol	USTB
VictoryShares USAA Core Intermediate-Term Bond ETF | VictoryShares USAA Core Intermediate-Term Bond ETF
Prospectus:
Trading Symbol	UITB
VictoryShares USAA MSCI USA Value Momentum ETF | VictoryShares USAA MSCI USA Value Momentum ETF
Prospectus:
Trading Symbol	ULVM
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF | VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Prospectus:
Trading Symbol	USVM
VictoryShares USAA MSCI International Value Momentum ETF | VictoryShares USAA MSCI International Value Momentum ETF
Prospectus:
Trading Symbol	UIVM
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF | VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Prospectus:
Trading Symbol	UEVM